Document and Entity Information	Mar. 06, 2025
Cover [Abstract]
Entity Address, Address Line One	4149 LIBERTY CANYON RD.
Amendment Flag	false
Entity Central Index Key	0001962918
Document Type	8-K
Document Period End Date	Mar. 06, 2025
Entity Registrant Name	ACELYRIN, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41696
Entity Tax Identification Number	85-2406735
Entity Address, City or Town	4149 Agoura Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91301
City Area Code	(805)
Local Phone Number	456-4393
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	SLRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false